Shareholders' Deficit - Summary of Assumptions used to Determine Fair Value of Warrants (Details) (10-Q) - Warrants [Member]	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Expected term	2 years 6 months	2 years 6 months	2 years 6 months	2 years 6 months
Expected dividend	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Volatility				27.00%
Minimum [Member]
Expected term					1 year	1 year 6 months
Volatility	76.00%	31.00%	65.00%		27.00%	26.00%
Risk-free interest rate	0.84%	1.00%	0.81%	0.85%	0.25%	0.22%
Maximum [Member]
Expected term					5 years	2 years 6 months
Volatility	83.00%	32.00%	83.00%		96.00%	29.00%
Risk-free interest rate	1.08%	1.07%	1.31%	1.37%	1.37%	1.10%